OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
7.	OTHER NON-CURRENT ASSETS
All figures in USD ‘000	2020	2019
Fixture, Furniture and Equipment	242	65
Other	1,022	57
Total as of December 31,	1,264	122